Goodwill and Other Intangibles - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,156	$ 16,662
Additions	82	44
Foreign currency translation adjustments and other	298	(550)
Ending balance	16,536	16,156
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,303	2,337
Additions	82
Foreign currency translation adjustments and other	18	(34)
Ending balance	$ 2,403	$ 2,303
Canadian Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.70%	9.10%
Canadian Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.70%	10.70%
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 13,693	$ 14,175
Additions		34
Foreign currency translation adjustments and other	280	(516)
Ending balance	$ 13,973	$ 13,693
U.S. Retail [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.10%	10.10%
U.S. Retail [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.80%	10.50%
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 160	$ 150
Additions		10
Ending balance	$ 160	$ 160
Pre-tax discount rates	12.20%	12.20%